UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7460

Exact name of  registrant  as  specified in charter:
Delaware  Investments Dividend and Income Fund, Inc.

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: May 31, 2006

Item 1. Reports to Stockholders

Semiannual Report                                          Delaware
                                                           Investments
                                                           Dividend and
                                                           Income Fund, Inc.

                                                           May 31, 2006









[DELAWARE LOGO]                                            Closed-End

Table of contents


> Sector allocation ...........................................................1

> Statement of net assets .....................................................2

> Statement of operations ....................................................10

> Statements of changes in net assets ........................................11

> Statement of cash flows ....................................................12

> Financial highlights .......................................................13

> Notes to financial statements ..............................................14

> Other Fund information .....................................................17

> About the organization .....................................................19





     Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

     Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

 (C) 2006 Delaware Distributors, L.P.

Sector allocation

Delaware Investments Dividend and Income Fund, Inc.

As of May 31, 2006


                                                                     Percentage
Sector                                                            of Net Assets
________________________________________________________________________________

Common Stock                                                            75.03%

Consumer Discretionary                                                   5.97%
Consumer Staples                                                         6.88%
Energy                                                                   3.27%
Financials                                                              12.86%
Health Care                                                              9.74%
Health Care REITs                                                        0.74%
Industrial REITs                                                         2.30%
Industrials                                                              4.26%
Information Technology                                                   6.19%
Lodging REITs                                                            1.50%
Mall REITs                                                               2.64%
Manufactured Housing REITs                                               0.53%
Materials                                                                1.58%
Mortgage REITs                                                           6.50%
Office REITs                                                             3.71%
Shopping Center REITs                                                    0.65%
Specialty REITs                                                          0.77%
Telecommunications                                                       3.30%
Utilities                                                                1.64%
________________________________________________________________________________

Convertible Preferred Stock                                              4.08%

Banking, Finance & Insurance                                             1.50%
Basic Materials                                                          0.35%
Cable, Media & Publishing                                                0.23%
Consumer Products                                                        0.34%
Energy                                                                   0.46%
Food, Beverage & Tobacco                                                 0.34%
Telecommunications                                                       0.14%
Utilities                                                                0.72%
________________________________________________________________________________

Preferred Stock                                                          5.72%

Leisure, Lodging & Entertainment                                         1.04%
Real Estate                                                              4.68%
________________________________________________________________________________

Commercial Mortgage-Backed Securities                                    0.20%
________________________________________________________________________________

Convertible Bonds                                                        7.70%

Aerospace & Defense                                                      0.53%
Cable, Media & Publishing                                                0.36%
Computers & Technology                                                   1.14%
Energy                                                                   0.96%
Health Care & Pharmaceuticals                                            1.25%
Leisure, Lodging & Entertainment                                         0.48%
Real Estate                                                              0.79%
Retail                                                                   0.92%
Technology                                                               0.37%
Telecommunications                                                       0.17%
Transportation                                                           0.12%
Utilities                                                                0.61%
________________________________________________________________________________

Corporate Bonds                                                         30.63%

Banking                                                                  0.17%
Basic Industry                                                           3.47%
Brokerage                                                                0.78%
Capital Goods                                                            1.88%
Consumer Cyclical                                                        2.73%
Consumer Non-Cyclical                                                    3.13%
Energy                                                                   2.13%
Financials                                                               0.19%
Media                                                                    4.08%
Real Estate                                                              0.67%
Services Cyclical                                                        3.85%
Services Non-Cyclical                                                    1.70%
Technology & Electronics                                                 0.67%
Telecommunications                                                       3.62%
Utilities                                                                1.56%
________________________________________________________________________________

Warrant                                                                  0.00%
________________________________________________________________________________

Repurchase Agreements                                                    8.53%
________________________________________________________________________________

Securities Lending Collateral                                           17.76%

Fixed Rate Notes                                                         4.79%
Variable Rate Notes                                                     12.97%
________________________________________________________________________________

Total Market Value of Securities                                       149.65%
________________________________________________________________________________

Obligation to Return Securities Lending
Collateral                                                             (17.76%)
________________________________________________________________________________

Commercial Paper Payable                                               (32.24%)
________________________________________________________________________________

Receivables and Other Assets Net of
Liabilities                                                              0.35%
________________________________________________________________________________

Total Net Assets                                                       100.00%
________________________________________________________________________________

Statement of net assets

Delaware Investments Dividend and Income Fund, Inc.

May 31, 2006 (Unaudited)


                                            Number of           Market
                                             Shares             Value
________________________________________________________________________________

Common Stock - 75.03%
________________________________________________________________________________
Consumer Discretionary - 5.97%
=@+||Avado Brands                               1,390        $     1,307
     Gap                                      132,200          2,406,040
   *+Great Wolf Resorts                        74,100            875,862
     Limited Brands                           104,000          2,824,640
     Mattel                                   160,200          2,692,962
   *+XM Satellite Radio Holdings
          Class A                               2,000             28,840
                                                             ___________

                                                               8,829,651
                                                             ___________

Consumer Staples - 6.88%
    *B&G Foods                                  6,250             96,250
     ConAgra Foods                            117,600          2,657,760
     Heinz (H.J.)                              64,600          2,735,810
     Kimberly-Clark                            39,000          2,366,130
     Safeway                                   98,300          2,317,914
                                                             ___________

                                                              10,173,864
                                                             ___________

Energy - 3.27%
     Chevron                                   41,000          2,451,390
     ConocoPhillips                            34,900          2,208,821
   *+Petroleum Geo-Services ADR                 2,667            170,021
                                                             ___________

                                                               4,830,232
                                                             ___________

Financials - 12.86%
     Allstate                                  43,000          2,365,430
     Aon                                       64,700          2,306,555
     Chubb                                     47,600          2,405,228
     Hartford Financial Services Group         27,100          2,383,174
     Huntington Bancshares                     97,900          2,302,608
     Morgan Stanley                            41,000          2,444,420
     Wachovia                                  44,000          2,354,000
     Washington Mutual                         53,400          2,451,593
                                                             ___________

                                                              19,013,008
                                                             ___________

Health Care - 9.74%
     Abbott Laboratories                       59,000          2,519,300
     Baxter International                      60,900          2,295,930
     Bristol-Myers Squibb                     101,200          2,484,460
     Merck                                     73,100          2,433,499
     Pfizer                                    99,700          2,358,902
     Wyeth                                     50,500          2,309,870
                                                             ___________

                                                              14,401,961
                                                             ___________

Health Care REITs - 0.74%
    #Medical Properties Trust 144A             35,000            423,850
     Ventas                                    20,700            671,508
                                                             ___________

                                                               1,095,358
                                                             ___________

Industrial REITs - 2.30%
     AMB Property                              27,700          1,369,211
     ProLogis                                  41,100          2,032,395
                                                             ___________

                                                               3,401,606
                                                             ___________

Industrials - 4.26%
     Donnelley (R.R.) & Sons                   74,700          2,403,857
   *+Foster Wheeler                             6,960            307,974
     Macquarie Infrastructure                  40,800          1,134,240
     Waste Management                          66,800          2,446,217
                                                             ___________

                                                               6,292,288
                                                             ___________

Information Technology - 6.19%
     Hewlett-Packard                           72,600        $ 2,350,788
     Intel                                    129,100          2,326,382
     International Business Machines           28,700          2,293,130
    +Xerox                                    158,700          2,178,951
                                                             ___________

                                                               9,149,251
                                                             ___________

Lodging REITs - 1.50%
    *Highland Hospitality                      58,400            706,640
    *Strategic Hotels & Resorts                73,400          1,506,168
                                                             ___________

                                                               2,212,808
                                                             ___________

Mall REITs - 2.64%
     General Growth Properties                      6                263
     Macerich                                  12,800            882,048
     Simon Property Group                      37,900          3,017,977
                                                             ___________

                                                               3,900,288
                                                             ___________

Manufactured Housing REITs - 0.53%
     Equity Lifestyle Properties               18,100            781,015
                                                             ___________

                                                                 781,015
                                                             ___________

Materials - 1.58%
     duPont (E.I.) deNemours                   54,700          2,326,391
                                                             ___________

                                                               2,326,391
                                                             ___________

Mortgage REITs - 6.50%
    *American Home Mortgage
          Investment                           67,000          2,235,790
    *Gramercy Capital                          84,000          2,197,440
     JER Investors Trust                       56,000            875,280
   ||KKR Financial                             91,300          1,967,515
   ||Peoples Choice                           176,700            971,850
    *Saxon Capital                            122,400          1,364,760
                                                             ___________

                                                               9,612,635
                                                             ___________

Office REITs - 3.71%
     Brandywine Realty Trust                   46,348          1,345,019
     Duke Realty                               76,600          2,599,804
    *Reckson Associates Realty                 40,120          1,542,213
                                                             ___________

                                                               5,487,036
                                                             ___________

Shopping Center REITs - 0.65%
     Cedar Shopping Centers                    31,000            450,740
    *Ramco-Gershenson Properties               19,400            504,400
                                                             ___________

                                                                 955,140
                                                             ___________

Specialty REITs - 0.77%
    *Entertainment Properties Trust            27,800          1,141,190
                                                             ___________

                                                               1,141,190
                                                             ___________

Telecommunications - 3.30%
     AT&T                                      94,900          2,473,094
     Verizon Communications                    77,200          2,409,412
                                                             ___________

                                                               4,882,506
                                                             ___________

Utilities - 1.64%
    +Mirant                                     8,223            204,588
     Progress Energy                           52,900          2,223,916
                                                             ___________

                                                               2,428,504
                                                             ___________

Total Common Stock

     (cost $102,270,856)                                     110,914,732
                                                             ___________

                                            Number of           Market
                                             Shares             Value
________________________________________________________________________________

Convertible Preferred Stock - 4.08%
________________________________________________________________________________
Banking, Finance & Insurance - 1.50%
     Aspen Insurance 5.625%
          exercise price $29.28,
          expiration date 12/31/49              8,800        $   424,600
Chubb 7.00% exercise price
          $35.70, expiration date
          8/16/06                              15,000            532,650
    ~Citigroup Funding 5.02%
          exercise price $29.50,
          expiration date 9/27/08              17,000            545,020
     E Trade Group 6.125% exercise
          price $21.82, expiration date
          11/18/08                              9,000            283,500
    *Lehman Brothers Holdings
          6.25% exercise price $54.24,
          expiration date 10/15/07             16,000            434,000
                                                             ___________

                                                               2,219,770
                                                             ___________

Basic Materials - 0.35%
     Huntsman 5.00% exercise price
          $28.29, expiration date
          2/16/08                              12,400            519,250
                                                             ___________

                                                                 519,250
                                                             ___________

Cable, Media & Publishing - 0.23%
   *#Interpublic 5.25% 144A
          exercise price $13.66,
          expiration date 12/31/49                360            337,950
                                                             ___________

                                                                 337,950
                                                             ___________

Consumer Products - 0.34%
     Newell Financial Trust I 5.25%
          exercise price $50.69,
          expiration date 12/1/27              11,630            507,359
                                                             ___________

                                                                 507,359
                                                             ___________

Energy - 0.46%
    *Chesapeake 4.50% exercise
          price $44.17, expiration date
          12/31/49                              3,650            340,363
     El Paso Energy Capital Trust
          4.75% exercise price $41.59,
          expiration date 3/31/28               9,250            336,700
                                                             ___________

                                                                 677,063
                                                             ___________

Food, Beverage & Tobacco - 0.34%
    *Constellation Brands 5.75%
          exercise price $17.08,
          expiration date 9/1/06               13,800            500,250
                                                             ___________

                                                                 500,250
                                                             ___________
Telecommunications - 0.14%
     Lucent Technologies Capital Trust I
          7.75% exercise price $4.84,
          expiration date 3/15/17                 205            207,229
                                                             ___________

                                                                 207,229
                                                             ___________

Utilities - 0.72%
     Entergy 7.625% exercise price
          $87.64, expiration date
          2/17/09                               9,000            453,375

     NRG Energy 5.75% exercise
          price $60.45, expiration date
          3/16/09                               2,450        $   617,706
                                                             ___________

                                                               1,071,081
                                                             ___________

Total Convertible Preferred Stock

     (cost $6,031,141)                                         6,039,952
                                                             ___________
________________________________________________________________________________

Preferred Stock - 5.72%
________________________________________________________________________________
Leisure, Lodging & Entertainment - 1.04%
     Red Lion Hotels 9.50%                     58,000          1,530,040
                                                             ___________

                                                               1,530,040
                                                             ___________

Real Estate - 4.68%
     Equity Inns Series B 8.75%                35,700            926,415
     LaSalle Hotel Properties 10.25%          113,200          2,932,446
     Ramco-Gershenson Properties
          9.50%                                40,000          1,026,000
     SL Green Realty 7.625%                    80,000          2,037,504
                                                             ___________

                                                               6,922,365
                                                             ___________

Total Preferred Stock
     (cost $8,172,500)                                         8,452,405
                                                             ___________


                                            Principal
                                             Amount
________________________________________________________________________________

Commercial Mortgage-Backed Securities - 0.20%
________________________________________________________________________________
    #First Union National Bank
          Commercial Mortgage Series
          2001-C2 L 144A 6.46%
          1/12/43                            $300,000            298,137
                                                             ___________

Total Commercial Mortgage-Backed
     Securities (cost $304,488)                                  298,137
                                                             ___________
________________________________________________________________________________

Convertible Bonds - 7.70%
________________________________________________________________________________
Aerospace & Defense - 0.53%
    #AAR 144A 1.75% 2/1/26
          exercise price $29.43,
          expiration date 2/1/26              260,000            262,275
     EDO 4.00% 11/15/25 exercise
          price $34.19, expiration date
          11/15/25                            235,000            238,231
    #L-3 Communications 144A
          3.00% 8/1/35 exercise price
          $102.31, expiration date
          8/1/35                              290,000            282,750
                                                             ___________

                                                                 783,256
                                                             ___________

Cable, Media & Publishing - 0.36%
    #Playboy Enterprises 144A
          3.00% 3/15/25 exercise
          price $17.02, expiration date
          3/15/25                             600,000            522,750
                                                             ___________

                                                                 522,750
                                                             ___________




                                                                   (continues) 3

Statement of net assets

Delaware Investments Dividend and Income Fund, Inc.

May 31, 2006 (Unaudited)



                                            Principal           Market
                                             Amount             Value
________________________________________________________________________________

Convertible Bonds (continued)
________________________________________________________________________________

Computers & Technology - 1.14%
     Hutchinson Technology 3.25%
          1/15/26 exercise price
          $36.43, expiration date
          1/15/26                            $340,000         $  309,400
    #Informatica 144A 3.00%
          3/15/26 exercise price
          $20.00, expiration date
          3/15/26                             510,000            517,012
    #Intel 144A 2.95% 12/15/35
          exercise price $31.53,
          expiration date 12/15/35            255,000            211,013
     SanDisk 1.00% 5/15/13 exercise
          price $82.36, expiration date
          5/15/13                             165,000            156,956
    #Sybase 144A 1.75% 2/22/25
          exercise price $25.22,
          expiration date 2/22/25             500,000            491,250
                                                              __________

                                                               1,685,631
                                                              __________

Energy - 0.96%
     Halliburton 3.125% 7/15/23
          exercise price $37.65,
          expiration date 7/15/23             250,000            505,313
     Pride International 3.25%
          5/1/33 exercise price $25.70,
          expiration date 5/1/33              230,000            316,538
     Schlumberger 2.125% 6/1/23
          exercise price $40.00,
          expiration date 6/1/23              360,000            601,199
                                                              __________

                                                               1,423,050
                                                              __________

Health Care & Pharmaceuticals - 1.25%
    #Allergan 144A 1.50% 4/1/26
          exercise price $126.66,
          expiration date 4/1/26              415,000            394,769
    #Amgen 144A 0.375% 2/1/13
          exercise price $79.48,
          expiration date 2/1/13              165,000            158,400
     CV Therapeutics 3.25% 8/16/13
          exercise price $27.00,
          expiration date 8/16/13             125,000            115,000
     Encysive Pharmaceuticals
          2.50% 3/15/12 exercise
          price $13.95, expiration date
          3/15/12                             630,000            445,724
    #Nektar Therapeutics 144A
          3.25% 9/28/12 exercise
          price $21.52, expiration date
          9/28/12                             350,000            395,938
     Teva Pharmaceutical Finance
          0.25% 2/1/26 exercise price
          $47.16, expiration date
          2/1/26                              345,000            337,238
                                                              __________

                                                               1,847,069
                                                              __________

Leisure, Lodging & Entertainment - 0.48%
    #Regal Entertainment Group
          144A 3.75% 5/15/08 exercise
          price $14.97, expiration date
          5/15/08                             550,000            712,250
                                                              __________

                                                                 712,250
                                                              __________

Real Estate - 0.79%
     MeriStar Hospitality 9.50%
          4/1/10 exercise price $10.18,
          expiration date 4/1/10            1,100,000          1,172,875
                                                              __________

                                                               1,172,875
                                                              __________

Retail - 0.92%
   *%Dick's Sporting Goods 1.606%
          2/18/24 exercise price
          $58.13, expiration date
          2/18/24                             380,000            286,900
    ~Lowe's Companies 0.861%
          10/19/21 exercise price
          $50.03, expiration date
          10/19/21                            280,000            305,200
    #Saks 144A 2.00% 3/15/24
          exercise price $14.92,
          expiration date 3/15/24             425,000            490,344
    #United Auto Group 144A 3.50%
          4/1/26 exercise price $23.69,
          expiration date 4/1/26              260,000            279,500
                                                              __________

                                                               1,361,944
                                                              __________

Technology - 0.37%
    #Mercury Interactive 144A
          4.75% 7/1/07 exercise price
          $111.25, expiration date
          7/1/07                              550,000            549,313
                                                              __________

                                                                 549,313
                                                              __________

Telecommunications - 0.17%
     Qwest Communications
          International 3.50% 11/15/25
          exercise price $5.90,
          expiration date 11/15/25            180,000            245,025
                                                              __________

                                                                 245,025
                                                              __________

Transportation - 0.12%
   *#ExpressJet Holdings 144A 4.25%
          8/1/23 exercise price $18.20,
          expiration date 8/1/23              200,000            180,750
                                                              __________

                                                                 180,750
                                                              __________

Utilities - 0.61%
    #CenterPoint Energy 144A
          3.75% 5/15/23 exercise
          price $11.44, expiration date
          5/15/23                             800,000            896,000
                                                              __________

                                                                 896,000
                                                              __________

Total Convertible Bonds

     (cost $11,053,817)                                       11,379,913
                                                              __________

                                            Principal           Market
                                             Amount             Value
________________________________________________________________________________

Convertible Bonds (continued)
________________________________________________________________________________
Banking - 0.17%
     Western Financial Bank 9.625%
          5/15/12                            $225,000         $  249,750
                                                              __________

                                                                 249,750
                                                              __________
Basic Industry - 3.47%
     Abitibi-Consolidated
          6.95% 12/15/06                       20,000             20,200
         *7.875% 8/1/09                       200,000            197,500
    *AK Steel 7.875% 2/15/09                  340,000            339,150
     Bowater 9.50% 10/15/12                   575,000            589,374
     Georgia-Pacific
          8.875% 5/15/31                       70,000             72,100
          9.50% 12/1/11                       300,000            322,500
     Gold Kist 10.25% 3/15/14                 205,000            217,300
    *Lyondell Chemical 10.50%
          6/1/13                               45,000             50,625
   *#Nell AF Sarl 144A 8.375%
          8/15/15                             325,000            322,563
     NewPage 10.00% 5/1/12                    205,000            217,813
     Norske Skog 8.625% 6/15/11               400,000            400,000
    #Port Townsend Paper 144A
          12.00% 4/15/11                      450,000            373,500
     Potlatch 13.00% 12/1/09                  475,000            560,691
    *Rhodia 8.875% 6/1/11                      98,000             99,470
     Smurfit Capital Funding 7.50%
          11/20/25                            220,000            204,600
  *++Solutia 6.72% 10/15/37                   465,000            434,775
     Tembec Industries 8.625%
          6/30/09                             845,000            477,425
     Witco 6.875% 2/1/26                      250,000            226,250
                                                              __________

                                                               5,125,836
                                                              __________

Brokerage - 0.78%
     E Trade Financial 8.00% 6/15/11          465,000            483,600
     LaBranche & Company
          9.50% 5/15/09                       300,000            320,250
          11.00% 5/15/12                      320,000            352,800
                                                              __________

                                                               1,156,650
                                                              __________

Capital Goods - 1.88%
     Armor Holdings 8.25% 8/15/13             225,000            237,938
    #Compression Polymer 144A
          10.50% 7/1/13                       125,000            130,625
    *Graham Packaging 9.875%
          10/15/14                            250,000            256,250
     Interface 10.375% 2/1/10                 290,000            320,088
     Interline Brands 11.50% 5/15/11          576,000            640,799
     Intertape Polymer 8.50% 8/1/14           405,000            382,725
    ?Mueller Holdings 14.75%
          4/15/14                             285,000            240,825
    #Panolam Industrial 144A
          10.75% 10/1/13                      220,000            217,800
     Trimas 9.875% 6/15/12                    370,000            355,200
                                                              __________

                                                               2,782,250
                                                              __________

Consumer Cyclical - 2.73%
    *Accuride 8.50% 2/1/15                    250,000            245,625
     Ford Motor Credit 7.375%
          10/28/09                            300,000            276,527
    *General Motors 8.375% 7/15/33            125,000             95,469
     General Motors Acceptance
          Corporation
          6.875% 9/15/11                      385,000            362,067
         *8.00% 11/1/31                       250,000            235,435
     Landry's Restaurant 7.50%
          12/15/14                            305,000            287,463
     Mandalay Resort Group 9.50%
          8/1/08                              360,000            385,199
    *Metaldyne 10.00% 11/1/13                 405,000            390,824
    #Neiman Marcus 144A 9.00%
          10/15/15                            230,000            240,638
   *#NPC International 144A 9.50%
          5/1/14                              350,000            351,750
    *O'Charleys 9.00% 11/1/13                 225,000            231,188
   *#Uno Restaurant 144A 10.00%
          2/15/11                             175,000            141,750
    *Visteon
          7.00% 3/10/14                        75,000             62,438
          8.25% 8/1/10                        230,000            215,050
    *Warnaco 8.875% 6/15/13                   500,000            517,499
                                                              __________

                                                               4,038,922
                                                              __________
Consumer Non-Cyclical - 3.13%
    #Angiotech Pharmaceuticals 144A
          7.75% 4/1/14                        270,000            270,675
     Biovail 7.875% 4/1/10                    660,000            671,549
     Constellation Brands 8.125%
          1/15/12                             130,000            134,225
     Cott Beverages 8.00% 12/15/11            250,000            251,875
    *Del Laboratories 8.00% 2/1/12            140,000            115,500
     Doane Pet Care 10.625%
          11/15/15                            195,000            243,424
    *Dole Food 8.875% 3/15/11                 215,000            211,506
    #iPayment 144A 9.75% 5/15/14              200,000            201,500
    #Le-Natures 144A 10.00%
          6/15/13                             255,000            268,706
     Marsh Supermarket 8.875%
          8/1/07                               45,000             44,663
     National Beef Packing 10.50%
          8/1/11                              305,000            308,050
     Pilgrim's Pride 9.625% 9/15/11           320,000            336,800
    *Pinnacle Foods 8.25% 12/1/13             275,000            271,563
     Playtex Products 9.375% 6/1/11           350,000            366,625
     RJ Reynolds Tobacco Holdings
          7.875% 5/15/09                      100,000            103,500
     True Temper Sports 8.375%
          9/15/11                             390,000            366,600
    *Warner Chilcott 8.75% 2/1/15             455,000            456,138
                                                              __________

                                                               4,622,899
                                                              __________



                                                               (continues)     5

Statement of net assets

Delaware Investments Dividend and Income Fund, Inc.

May 31, 2006 (Unaudited)

                                            Principal           Market
                                             Amount             Value
________________________________________________________________________________

Convertible Bonds (continued)
________________________________________________________________________________
Energy - 2.13%
    #Basic Energy Services 144A
          7.125% 4/15/16                     $100,000         $   97,500
     Bluewater Finance 10.25%
          2/15/12                             280,000            291,200
   *#Brigham Exploration 144A
          9.625% 5/1/14                        95,000             94,644
     Compton Petroleum Finance
          7.625% 12/1/13                      135,000            132,300
    #Copano Energy 144A 8.125%
          3/1/16                              100,000            102,000
     El Paso Natural Gas 7.625%
          8/1/10                              200,000            207,500
     El Paso Production Holding
          7.75% 6/1/13                        350,000            358,750
    #Hilcorp Energy I 144A
          7.75% 11/1/15                       110,000            108,900
          10.50% 9/1/10                       100,000            109,250
     Inergy Finance
          6.875% 12/15/14                     250,000            236,875
         *8.25% 3/1/16                         75,000             77,250
     Quicksilver Resources 7.125%
          4/1/16                              200,000            192,000
    ~Secunda International 13.068%
          9/1/12                              260,000            274,300
     Tennessee Gas Pipeline 8.375%
          6/15/32                             350,000            384,807
    #VeraSun Energy 144A 9.875%
          12/15/12                            230,000            248,400
    *Whiting Petroleum 7.25%
          5/1/13                              235,000            230,300
                                                              __________

                                                               3,145,976
                                                              __________

Financials - 0.19%
    *FINOVA Group 7.50% 11/15/09              863,900            282,927
                                                              __________

                                                                 282,927
                                                              __________

Media - 4.08%
    }Adelphia Communications
          8.125% 7/15/06                      325,000            151,125
    #Affinion Group 144A 11.50%
          10/15/15                            125,000            127,813
    *CCH I 11.00% 10/1/15                     289,000            249,985
   *}Century Communications 9.50%
          9/1/06                              415,000            383,875
    *Cenveo 9.625% 3/15/12                    190,000            203,419
    #Charter Communications 144A
          5.875% 11/16/09                     165,000            120,244
     Charter Communications
          Holdings
          11.125% 1/15/11                     230,000            146,050
         ?13.50% 1/15/11                      690,000            451,950
   ~#Cleveland Unlimited 144A
          13.16% 12/15/10                     150,000            159,750
    *CSC Holdings 10.50% 5/15/16              495,000            522,225
     Dex Media East 12.125%
          11/15/12                            205,000            232,163
    *Insight Midwest 10.50% 11/1/10           725,000            763,968
     Lodgenet Entertainment 9.50%
          6/15/13                             505,000            542,875
    *Mediacom Capital 9.50%
          1/15/13                             545,000            550,450
    #RH Donnelley 144A 8.875%
          1/15/16                             125,000            126,250
     Sheridan Acquisition 10.25%
          8/15/11                             205,000            210,125
    *Sirius Satellite 9.625% 8/1/13            75,000             71,250
    *Vertis 10.875% 6/15/09                   185,000            181,300
     Warner Music Group 7.375%
          4/15/14                             230,000            228,850
    #XM Satellite Radio 144A 9.75%
          5/1/14                              650,000            607,750
                                                              __________

                                                               6,031,417
                                                              __________
Real Estate - 0.67%
     American Real Estate Partners
          8.125% 6/1/12                       365,000            374,125
     BF Saul REIT 7.50% 3/1/14                400,000            410,000
    #Rouse Company 144A 6.75%
          5/1/13                              125,000            124,375
     Tanger Properties 9.125%
          2/15/08                              80,000             83,873
                                                              __________

                                                                 992,373
                                                              __________

Services Cyclical - 3.85%
    *Adesa 7.625% 6/15/12                     295,000            297,950
     American Airlines 7.379%
          5/23/16                             109,655            100,257
     Brickman Group 11.75%
          12/15/09                            120,000            130,500
   *#CCM Merger 144A 8.00%
          8/1/13                              350,000            337,750
     Corrections Corporation of
          America 7.50% 5/1/11                390,000            395,850
     FTI Consulting 7.625% 6/15/13            210,000            216,825
   *#Galaxy Entertainment Finance
          144A 9.875% 12/15/12                400,000            420,000
     Gaylord Entertainment 8.00%
          11/15/13                            180,000            184,500
    ?H-Lines Finance Holdings
          11.00% 4/1/13                       491,000            419,805
    #Hertz 144A
          8.875% 1/1/14                       150,000            156,750
         *10.50% 1/1/16                        65,000             70,688
     Horizon Lines 9.00% 11/1/12              176,000            184,800
     Kansas City Southern Railway
          9.50% 10/1/08                       400,000            422,000
    #Knowledge Learning 144A
          7.75% 2/1/15                        315,000            300,431
     OMI 7.625% 12/1/13                       500,000            500,000
     Royal Caribbean Cruises 7.25%
          3/15/18                              95,000             95,348
     Seabulk International 9.50%
          8/15/13                             250,000            278,750

                                            Principal           Market
                                             Amount             Value
________________________________________________________________________________

Convertible Bonds (continued)
________________________________________________________________________________
Services Cyclical (continued)
     Stena 9.625% 12/1/12                    $270,000         $  290,925
    ?Town Sports International
          11.00% 2/1/14                       385,000            308,000
     Wheeling Island Gaming
          10.125% 12/15/09                    555,000            579,975
                                                              __________

                                                               5,691,104
                                                              __________

Services Non-Cyclical - 1.70%
     Aleris International 9.00%
          11/15/14                            320,000            333,600
     Casella Waste Systems 9.75%
          2/1/13                              420,000            445,725
    #CRC Health 144A 10.75%
          2/1/16                              415,000            429,525
     Geo Subordinate 11.00%
          5/15/12                             470,000            477,050
     US Oncology 10.75% 8/15/14               295,000            327,819
    ?Vanguard Health 11.25%
          10/1/15                             665,000            492,100
                                                              __________

                                                               2,505,819
                                                              __________

Technology & Electronics - 0.67%
    *Magnachip Semiconductor
          8.00% 12/15/14                      515,000            450,625
    #Sensata Technologies BV 144A
          8.00% 5/1/14                         45,000             44,550
    #Sunguard Data Systems 144A
          10.25% 8/15/15                      470,000            493,500
                                                              __________

                                                                 988,675
                                                              __________

Telecommunications - 3.62%
     American Cellular 10.00%
          8/1/11                              245,000            264,294
    *American Tower 7.125%
          10/15/12                            275,000            282,563
    *Cincinnati Bell 8.375% 1/15/14           470,000            477,050
    #Digicel Limited 144A 9.25%
          9/1/12                              275,000            290,125
    #Hughes Network Systems 144A
          9.50% 4/15/14                       425,000            431,375
    ?Inmarsat Finance 10.375%
          11/15/12                            600,000            514,499
    *iPCS 11.50% 5/1/12                       200,000            229,000
    ~IWO Escrow Company 8.818%
          1/15/12                              75,000             78,188
   *#Nordic Telephone Company
          Holdings 144A 8.875%
          5/1/16                              150,000            155,625
     PanAmSat 9.00% 8/15/14                   250,000            260,625
   *~Qwest 8.16% 6/15/13                      325,000            352,219
    *Rural Cellular 9.875% 2/1/10             275,000            290,813
  *~#Rural Cellular 144A 10.899%
          11/1/12                             170,000            178,075
    #Telcordia Technologies 144A
          10.00% 3/15/13                      565,000            535,337
     Triton Communications 9.375%
          2/1/11                              260,000            192,400
    ~US LEC 13.62% 10/1/09                    225,000            241,875
   *#Wind Acquisition 144A 10.75%
          12/1/15                             535,000            579,137
                                                              __________

                                                               5,353,200
                                                              __________

Utilities - 1.56%
  ++#Calpine 144A 9.90% 7/15/07               337,238            329,650
     Elwood Energy 8.159% 7/5/26              166,450            179,531
     Midwest Generation
          8.30% 7/2/09                        500,000            512,500
          8.75% 5/1/34                        275,000            295,625
     Mirant Americas 8.30% 5/1/11             475,000            477,375
     NRG Energy 7.25% 2/1/14                  225,000            225,563
     Orion Power 12.00% 5/1/10                250,000            283,125
 =++#USGen New England 144A
          7.459% 1/2/15                       250,000              1,800
                                                              __________

                                                               2,305,169
                                                              __________

Total Corporate Bonds

     (cost $45,492,924)                                       45,272,967
                                                              __________


                                            Number of
                                             Shares

________________________________________________________________________________

Warrant - 0.00%
_______________________________________________________________________________
   +#Solutia 144A, exercise price
          $7.59, expiration date
          7/15/09                                 650                  -
                                                              __________

Total Warrant (cost $55,294)                                           -
                                                              __________


                                            Principal
                                             Amount
________________________________________________________________________________

Repurchase Agreements - 8.53%
________________________________________________________________________________
     With BNP Paribas 4.88%
          6/1/06 (dated 5/31/06, to be
          repurchased at $7,929,075,
          collateralized by $2,962,000
          U.S. Treasury Notes 2.375%
          due 8/31/06, market value
          $2,960,345, $2,295,000
          U.S. Treasury Notes 2.75%
          due 7/31/06, market value
          $2,308,098, $1,757,000
          U.S. Treasury Notes 2.875%
          due 11/30/06, market value
          $1,738,132 and $1,014,000
          U.S. Treasury Notes 6.50%
          due 2/15/10, market value
          $1,084,964)                      $7,928,000          7,928,000




                                                               (continues)     7

Statement of net assets

Delaware Investments Dividend and Income Fund, Inc.

May 31, 2006 (Unaudited)


                                            Principal           Market
                                             Amount             Value
________________________________________________________________________________

Repurchase Agreements (continued)
________________________________________________________________________________
     With Cantor Fitzgerald 4.88%
          6/1/06 (dated 5/31/06, to be
          repurchased at $4,679,634,
          collateralized by $2,034,000
          U.S. Treasury Notes 2.50%
          due 9/30/06, market value
          $2,027,084, $2,034,000
          U.S. Treasury Notes 3.50%
          due 11/15/06, market value
          $2,024,618 and $689,000
          U.S. Treasury Notes 6.00%
          due 8/15/09, market value
          $721,815)                        $4,679,000        $ 4,679,000
                                                             ___________

Total Repurchase Agreements

     (cost $12,607,000)                                       12,607,000
                                                             ___________

Total Market Value of Securities Before
     Securities Lending Collateral - 131.89%

     (cost $185,988,020)                                     194,965,106
                                                             ___________

________________________________________________________________________________

Securities Lending Collateral** - 17.76%
________________________________________________________________________________
Short-Term Investments
Fixed Rate Notes - 4.79%
     Calyon 5.05% 6/19/06                     878,465            878,465
     Citigroup Global Markets 5.10%
          6/1/06                            4,113,507          4,113,507
     Deutsche Bank London 5.00%
          6/29/06                           1,013,614          1,013,614
     Washington Mutual Grand
          5.00% 6/30/06                     1,081,188          1,081,188
                                                             ___________

                                                               7,086,774
                                                             ___________


~Variable Rate Notes - 12.97%
     American Honda Finance 5.07%
          2/21/07                             608,168            608,168
     ANZ National 5.05% 7/2/07                135,148            135,148
     Australia New Zealand 5.06%
          7/2/07                              675,742            675,742
     Bank of America 5.07% 2/23/07            878,465            878,465
     Bank of New York 5.07% 7/2/07            540,594            540,594
     Barclays 5.06% 5/18/07                   878,465            878,465
     Bayerische Landesbank 5.10%
          8/25/06                             675,742            675,742
     Bear Stearns 5.13% 11/30/06              810,891            810,891
     BNP Paribas 5.14% 7/2/07                 675,742            675,742
     Canadian Imperial Bank
          5.06% 7/2/07                        337,871            337,871
          5.07% 11/22/06                      675,742            675,742
     CDC Financial Products 5.16%
          6/30/06                             878,465            878,465
     Citigroup Global Markets 5.13%
          6/7/06                              878,465            878,465
     Commonwealth Bank 5.05%
          7/2/07                              675,742            675,742
     Goldman Sachs 5.20% 5/31/07             $878,465        $   878,465
     Manufacturers & Traders 5.07%
          9/26/06                             675,740            675,692
     Marshall & Ilsley Bank 5.06%
          7/2/07                              743,317            743,317
     Merrill Lynch Mortgage Capital
          5.16% 6/7/06                        608,168            608,168
     Morgan Stanley 5.24% 5/31/07             837,921            837,921
     National Australia Bank 5.04%
          3/7/07                              837,921            837,921
     National City Bank 5.07% 3/2/07          810,966            811,194
     National Rural Utilities 5.07%
          7/2/07                            1,067,673          1,067,673
     Nordea Bank New York 5.06%
          5/16/07                             337,870            337,854
     Nordea Bank Norge 5.06%
          7/2/07                              675,742            675,742
     Royal Bank of Scotland 5.07%
          7/2/07                              675,742            675,742
     Societe Generale 4.99% 7/2/07            337,871            337,871
     Toyota Motor Credit 5.05%
          6/23/06                             675,744            675,747
     Wells Fargo 5.07% 7/2/07                 675,742            675,742
                                                            ____________

                                                              19,164,291
                                                            ____________

Total Securities Lending Collateral

     (cost $26,251,065)                                       26,251,065
                                                            ____________
Total Market Value of Securities - 149.65%

     (cost $212,239,085)                                     221,216,171!
                                                            ____________

Obligation to Return Securities
     Lending Collateral - (17.76%)**                         (26,251,065)

Commercial Paper Payable - (32.24%)
     (par $48,000,000)                                       (47,664,550)

Receivables and Other Assets Net
     of Liabilities - 0.35%                                      522,157
                                                            ____________

Net Assets Applicable to 11,588,670
     Shares Outstanding; Equivalent
     to $12.76 per Share - 100.00%                          $147,822,713
                                                            ____________

________________________________________________________________________________
________________________________________________________________________________
Components of Net Assets at May 31, 2006:

     Common stock, $0.01 par
          value, 500,000,000 shares
          authorized to the Fund                            $134,704,945
     Accumulated net realized gain
          on investments                                       4,140,682
     Net unrealized appreciation of
          investments                                          8,977,086
                                                            ____________

     Total net assets                                       $147,822,713
                                                            ____________

 @ Illiquid security. At May 31, 2006, the aggregate amount of illiquid securities equaled $1,307, which represented 0.001% of the Fund's net assets. See Note 8 in "Notes to Financial Statements."

 +   Non-income producing security for the period ended May 31, 2006.

 } Security is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.

 ++  Non-income producing security. Security is currently in default.

 ? Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

 % Step coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated interest rate in effect at May 31, 2006.

 ~ Variable rate security. The interest rate shown is the rate as of May 31, 2006.

 # Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2006, the aggregate amount of Rule 144A securities equaled $16,704,952, which represented 11.30% of the Fund's net assets. See Note 8 in "Notes to Financial Statements."

 = Security is being fair valued in accordance with the Fund's fair valuation policy. At May 31, 2006, the aggregate amount of fair valued securities equaled $3,107, which represented 0.002% of the Fund's net assets. See
     Note 1 in "Notes to Financial Statements."

 || Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At May 31, 2006, the aggregate amount of restricted securities equaled $2,940,672 or 1.99% of the Fund's net assets. See Note 8 in "Notes to Financial Statements."

  *  Fully or partially on loan.

 **  See Note 7 in "Notes to Financial Statements."

  !  Includes $25,302,817 of securities loaned.

Summary of Abbreviations

ADR - American Depositary Receipts
REIT - Real Estate Investment Trust

See accompanying notes

Statement of operations

Delaware Investments Dividend and Income Fund, Inc.

Six Months Ended May 31, 2006 (Unaudited)


Investment Income:

     Dividends                                                                                        $ 1,912,561
     Interest                                                                                           2,441,636
     Securities lending income                                                                             38,037       $ 4,392,234
                                                                                                      ___________       ___________

Expenses:

     Management fees                                                                                      540,920
     Reports to shareholders                                                                               66,088
     Commercial paper fees                                                                                 49,832
     Accounting and administration expenses                                                                39,231
     Dividend disbursing and transfer agent fees and expenses                                              35,150
     Legal and professional fees                                                                           18,964
     NYSE fees                                                                                             12,498
     Taxes (other than taxes on income)                                                                     6,097
     Directors' fees                                                                                        4,037
     Pricing fees                                                                                           3,079
     Custodian fees                                                                                         2,888
     Other                                                                                                  7,682
                                                                                                      ___________

     Total operating expenses (before interest expense)                                                                     786,466
     Interest expense                                                                                                     1,116,127
                                                                                                                        ___________

     Total operating expenses (after interest expense)                                                                    1,902,593
                                                                                                                        ___________

Net Investment Income                                                                                                     2,489,641
                                                                                                                        ___________

Net Realized and Unrealized Gain (Loss) on Investments:

     Net realized gain on investments                                                                                     7,099,438
     Net change in unrealized appreciation/depreciation of investments                                                   (1,567,184)
                                                                                                                        ___________

Net Realized and Unrealized Gain on Investments                                                                           5,532,254
                                                                                                                        ___________

Net Increase in Net Assets Resulting from Operations                                                                    $ 8,021,895
                                                                                                                        ___________


See accompanying notes

Statements of changes in net assets

Delaware Investments Dividend and Income Fund, Inc.


                                                                                                       Six Months
                                                                                                         Ended            Year
                                                                                                        5/31/06           Ended
                                                                                                       (Unaudited)       11/30/05

Increase (Decrease) in Net Assets from Operations:

     Net investment income                                                                            $  2,489,641     $  7,696,248
     Net realized gain on investments and foreign currencies                                             7,099,438       20,783,293
     Net change in unrealized appreciation/depreciation of investments and foreign currencies           (1,567,184)     (20,069,254)
                                                                                                      ____________     ____________

     Net increase in net assets resulting from operations                                                8,021,895        8,410,287
                                                                                                      ____________     ____________

Dividends and Distributions to Shareholders from (See Note 4):

     Net investment income                                                                              (5,249,667)      (8,898,947)
     Net realized gains                                                                                 (1,587,648)      (2,947,249)
                                                                                                      ____________     ____________

                                                                                                        (6,837,315)     (11,846,196)
                                                                                                      ____________     ____________

Capital Share Transactions:

     Cost of shares repurchased (See Note 5)                                                                     -      (16,855,077)
                                                                                                      ____________     ____________

     Decrease in net assets derived from capital stock transactions                                              -      (16,855,077)
                                                                                                      ____________     ____________

Net Increase (Decrease) in Net Assets                                                                    1,184,580      (20,290,986)

Net Assets:

     Beginning of period                                                                               146,638,133      166,929,119
                                                                                                      ____________     ____________

     End of period [including undistributed (distributions in excess of) net investment income
          of $0 and ($59,410), respectively]                                                          $147,822,713     $146,638,133
                                                                                                      ____________     ____________

See accompanying notes

Statement of cash flows

Delaware Investments Dividend and Income Fund, Inc.

Six Months Ended May 31, 2006 (Unaudited)


Net Cash Provided by Operating Activities:

Net increse in net assets resulting from operations                                                                   $   8,021,895
                                                                                                                      _____________

     Adustments to reconcile net increase in net assets from operations to cash provided by operating activities:
          Amortization of premium and discount on securities purchased                                                      (57,059)
          Net proceeds from investment transactions                                                                       3,622,226
          Net realized gain from investment transactions                                                                 (7,099,438)
          Change in net unrealized appreciation/depreciation of investments                                               1,567,184
          Decrease in receivable for investments sold                                                                     4,131,540
          Decrease in interest and dividends receivable and other assets                                                    277,444
          Decrease in payable for investments purchased                                                                  (3,511,408)
          Increase in interest payable                                                                                       83,047
          Decrease in accrued expenses and other liabilities                                                                (59,907)
                                                                                                                      _____________

     Total adjustments                                                                                                   (1,046,371)
                                                                                                                      _____________

Net cash provided by operating activities                                                                                 6,975,524
                                                                                                                      _____________

Cash Flows Used for Financing Activities:

     Cash provided by issuance of commerical paper                                                                      118,823,307
     Repayment of commercial paper upon maturity                                                                       (118,966,920)
     Cash dividends and distributions paid                                                                               (6,837,315)
                                                                                                                      _____________

Net cash used for financing activities                                                                                   (6,980,928)
                                                                                                                      _____________

Net decrease in cash                                                                                                         (5,404)
Cash at beginning of period                                                                                                  71,468
                                                                                                                      _____________

Cash at end of period                                                                                                 $      66,064
                                                                                                                      _____________


Cash paid for interest expense for leverage                                                                           $   1,116,127
                                                                                                                      _____________

See accompanying notes

Financial highlights

Delaware Investments Dividend and Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:



                                                                  Six Months
                                                                    Ended
                                                                  5/31/06(1)                       Year Ended
                                                                              ______________________________________________________

                                                                  (Unaudited)  11/30/05   11/30/04   11/30/03   11/30/02(2) 11/30/01
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                              $  12.650   $ 12.960   $ 11.700   $ 10.140   $ 11.630    $ 11.590

Income (loss) from investment operations:

Net investment income(3)                                              0.215      0.623      0.625      0.711      0.635       0.617
Net realized and unrealized gain (loss) on investments and
     foreign currencies                                               0.485      0.027      1.595      1.989     (0.650)      0.923
                                                                  _________   ________   ________   ________   ________    ________

Total from investment operations                                      0.700      0.650      2.220      2.700     (0.015)      1.540
                                                                  _________   ________   ________   ________   ________    ________

Less dividends and distributions from:

Net investment income                                                (0.453)    (0.722)    (0.663)    (0.714)    (0.660)     (0.617)
Net realized gain on investments                                     (0.137)    (0.238)    (0.297)         -          -      (0.080)
Return of capital                                                         -          -          -     (0.426)    (0.815)     (0.803)
                                                                  _________   ________   ________   ________   ________    ________

Total dividends and distributions                                    (0.590)    (0.960)    (0.960)    (1.140)    (1.475)     (1.500)
                                                                  _________   ________   ________   ________   ________    ________

Net asset value, end of period                                    $  12.760   $ 12.650   $ 12.960   $ 11.700   $ 10.140    $ 11.630
                                                                  _________   ________   ________   ________   ________    ________

Market value, end of period                                       $  12.160   $ 12.550   $ 11.760   $ 11.840   $ 10.020    $ 13.850
                                                                  _________   ________   ________   ________   ________    ________
Total return based on:(4)

Market value                                                          1.71%     15.38%      7.78%     30.20%    (18.98%)     30.20%
Net asset value                                                       5.89%      5.44%     20.29%     27.13%     (2.36%)     12.02%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                            $147,823   $146,638   $166,929   $150,595   $130,560    $149,718
Ratio of expenses to average net assets                               2.56%      2.20%      1.51%      1.63%      1.86%       2.77%
Ratio of expenses to adjusted average net assets (before interest
     expense)(5)                                                      0.80%      0.91%      0.76%      0.79%      0.80%       0.83%
Ratio of interest expense to adjusted average net assets(5)           1.14%      0.78%      0.36%      0.37%      0.54%       1.22%
Ratio of net investment income to average net assets                  3.35%      4.81%      5.10%      6.70%      5.69%       5.07%
Ratio of net investment income to adjusted average net assets(5)      2.54%      3.70%      3.78%      4.78%      4.12%       3.75%
Portfolio turnover                                                      60%        94%        89%       175%       107%         61%

Leverage Analysis:

Debt outstanding at end of period at par (000 omitted)              $48,000    $48,000    $55,000    $55,000    $55,000     $55,000
Average daily balance of debt outstanding (000 omitted)             $47,722    $51,697    $54,893    $54,882    $54,857     $54,724
Average daily balance of shares outstanding (000 omitted)            11,589     12,361     12,876     12,876     12,876      12,876
Average debt per share                                              $ 4.120    $ 4.180    $ 4.260    $ 4.262    $ 4.260     $ 4.250
Asset coverage per $1,000 of debt outstanding at end of period      $ 4,101    $ 4,073    $ 4,044    $ 3,743    $ 3,379     $ 3,730
____________________________________________________________________________________________________________________________________

(1)  Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  As required, effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
     Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended November 30, 2002 was a decrease in net investment income per share of $0.025, an increase in net realized and unrealized gain (loss) per share of $0.025, a decrease in the ratio of net investment income to average net assets of 0.22%, and a decrease in the ratio of net investment income to adjusted net assets of 0.16%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in accounting.

(3)  The average shares outstanding method has been applied for per share information.

(4)  Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purpose of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(5)  Adjusted average net assets excludes debt outstanding.


See accompanying notes

Notes to financial statements

Delaware Investments Dividend and Income Fund, Inc.

May 31, 2006 (Unaudited)


Delaware Investments Dividend and Income Fund, Inc. (the "Fund") is organized as a Maryland corporation and is a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's shares trade on the New York Stock Exchange under the symbol DDF.

The investment objective of the Fund is to seek high current income. Capital appreciation is a secondary objective.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. U.S. Government and agency securities are valued at the mean between the bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Distributions - The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains and if necessary, a return of capital. The current annualized rate is $0.96 per share. The Fund continues to evaluate its monthly distribution in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Borrowings - The Fund issues short-term commercial paper at a discount from par. The discount is amortized as interest expense over the life of the commercial paper using the straight-line method (See Note 6).

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,218 for the six months ended May 31, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. DMC, as defined below, and its affiliates have previously and may in the future act as an investment advisor to mutual funds or separate accounts affiliated with the administrator of the commission recapture program described above. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment advisors and may also participate in other types of businesses and provide other services in the investment management industry.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2006.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.55%, which is calculated daily based on the adjusted average weekly net assets.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting and administration services. The Fund pays DSC a monthly fee computed at an annual rate of 0.04% of the Fund's adjusted average weekly net assets for accounting and administration services.

For purposes of the calculation of investment management fees and administration fees, adjusted average weekly net assets does not include the commercial paper liability.

At May 31, 2006, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                   $90,476
Accounting and administration fees and other expenses       14,222
     payable to DSC
Other expenses payable to DMC and affiliates*                13,256

* DMC, as part of its administration services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, stock exchange fees, custodian fees and directors fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services, including internal legal services provided to the Fund by DMC employees. For the six months ended May 31, 2006, the Fund was charged $9,987 for internal legal services provided by DMC.

Certain officers of DMC and DSC are officers and/or directors the Fund. These officers and directors are paid no compensation by the Fund.

During the six months ended May 31, 2006, Babak Zenouzi was appointed co-portfolio manager of the Fund. Mr. Zenouzi assumed primary responsibility for managing the REIT and convertible securities holdings for the Fund, and consults regularly with Damon J. Andres in this capacity. Mr. Zenouzi works with Mr. Andres, D. Tysen Nutt, Jr., Jordan L. Irving, Anthony A. Lombardi, Robert A. Vogel, Jr., Philip R. Perkins and Timothy L. Rabe in making day-to-day decisions for the Fund.

3. Investments

For the six months ended May 31, 2006, the Fund made purchases of $55,543,545 and sales of $65,477,354 of long-term investment securities other than long-term U.S. government securities and short-term investments.

At May 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2006, the cost of investments was $212,523,134. At May 31, 2006, the net unrealized appreciation was $8,693,037, of which $16,031,448 related to unrealized appreciation of investments and $7,338,411 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on net foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2006 and the year ended November 30, 2005 was as follows:


                                Six Months         Year
                                  Ended            Ended
                                 5/31/06*        11/30/05
                                __________      ___________

Ordinary income                 $2,553,931      $ 8,898,947
Long- term capital gains         4,283,384        2,947,249
                                __________      ___________

Total                           $6,837,315      $11,846,196
                                __________      ___________


* Tax information for the six months ended May 31, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2006, the estimated components of net assets on a tax basis were as follows:


Shares of beneficial interest                    $134,704,945
Undistributed ordinary income                      1,040,644
Undistributed long-term capital gains              3,384,087
Unrealized appreciation of investments             8,693,037
                                                ____________

Net assets                                      $147,822,713
                                                ____________


The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of market discount and premium on debt instruments and treatment of contingent payment debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discounts and premiums on certain debt instruments and treatment of contingent payment debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2006, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.


Paid-in capital                                 $  (59,410)
Undistributed net investment income              2,819,436
Accumulated net realized gain (loss)            (2,760,026)


5. Capital Stock

Shares issuable under the Fund's dividend investment plan are purchased by the Fund's transfer agent, Mellon Investor Services, LLC, in the open market. There were no shares issued under the dividend reinvestment plan for the six months ended May 31, 2006.

The Fund did not purchase any shares under the Share Repurchase Program or have any transactions in common shares during the six months ended May 31, 2006.

                                                              (continues)     15

Notes to financial statements

Delaware Investments Dividend and Income Fund, Inc.

May 31, 2006 (Unaudited)


5. Capital Stock (continued)

On May 18, 2006, the Fund's Board of Directors approved a tender offer for shares of the Fund's common stock. The tender offer authorized the Fund to purchase up to 5% of its issued and outstanding shares at a price equal to the Fund's net asset value at the close of business on the New York Stock Exchange on July 3, 2006, the first business day following expiration of the offer. The tender offer commenced on June 2, 2006 and expired on June 30, 2006. In connection with the tender offer, the Fund purchased 579,434 shares of its common stock at a total cost of $7,463,110. The tender offer was oversubscribed, and all tenders of shares were subject to proration (at a ratio of approximately 0.775731221) in accordance with the terms of the tender offer.

6. Commercial Paper

As of May 31, 2006, $48,000,000 (par value) of commercial paper was outstanding with an amortized cost of $47,664,550. The weighted average discount rate of commercial paper outstanding at May 31, 2006 was 5.03%. The average daily balance of commercial paper outstanding during the six months ended May 31, 2006 was $47,722,118 at a weighted discount rate of 4.61%. The maximum amount of commercial paper outstanding at any time during the year was $48,000,000. On June 22, 2006, the Fund reduced the commercial paper outstanding to $44 million in conjunction with the tender offer. In conjunction with the issuance of the commercial paper, the Fund entered into a line of credit arrangement with J.P. Morgan Chase for $30,000,000. Interest on borrowings is based on market rates in effect at the time of borrowing. The commitment fee is computed at the rate of 0.12% per annum on the unused balance. For the six months ended May 31, 2006, the Fund was charged fees of $19,243 which is included in "commercial paper fees" on the Statement of Operations. During the six months ended May 31, 2006, there were no borrowings under this arrangement.

7. Securities Lending

The Fund, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At May 31, 2006, the market value of securities on loan was $25,302,817, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. Credit and Market Risks

The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Directors has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the six months ended May 31, 2006. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

Other Fund information

Delaware Investments Dividend and Income Fund, Inc.


Board Consideration of Delaware Investments Dividend and Income Fund, Inc. Investment Advisory Agreement

At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Investments Dividend and Income Fund (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Fund policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief
Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

Nature, Extent And Quality of Service. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board, and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Fund's investment advisor and management's efforts to strengthen and deepen portfolio management teams during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc., noting DSC's commitment to maintain a high level of service in keeping with its past receipt of the DALBAR Pyramid Award, and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. Additionally, the Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange investments between the same class of shares of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the investment performance of DMC and the Fund. The Board was pleased with DMC's investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest performance is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three and five year periods ended January 31, 2006. The Board noted its objective that the Fund's performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board's view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional income funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one and five year periods was in the first quartile of such Performance Universe. The report further showed that the Fund's total return for the three year period was in the second quartile. The Board was satisfied with such performance.

                                                              (continues)     17

Other Fund information

Delaware Investments Dividend and Income Fund, Inc.


Board Consideration of Delaware Investments Dividend and Income Fund, Inc. Investment Advisory Agreement (continued)

Comparative Expenses. The Board considered expense data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Funds. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Fund and the management fees and expense ratios of a group of similar funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, the Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund's total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board's view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments(R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationships with the Fund and the Delaware Investments Family of Funds required negotiation of reduction of fees.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Fund's management contract fell within the standard structure. The Board also noted that the Fund's assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

About the organization

This semiannual report is for the information of Delaware Investments Dividend and Income Fund, Inc. shareholders. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its Common Stock on the open market at market prices.

Board of trustees

Jude T. Driscoll

Chairman
Delaware Investments(R) Family of Funds
Philadelphia, PA

Thomas L. Bennett +

Private Investor
Rosemont, PA

John A. Fry

President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr

Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth

Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven

Owner - ARL Associates, Financial
Strategic Consultants
Washington, DC

Thomas F. Madison +

President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans +

Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher +

Founder
Investor Analytics
Scottsdale, AZ


+ Audit Committee Member

Affiliated officers

Michael P. Bishof

Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

David F. Connor

Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O'Connor

Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor

Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

 __________________________________________________________________
|                                                                  |
| Delaware Investments is the marketing name of Delaware           |
| Management Holdings, Inc. and its subsidiaries.                  |
|                                                                  |
| The Fund files its complete schedule of portfolio holdings with | | the Securities and Exchange Commission for the first and third |
| quarters of each fiscal year on Form N-Q. The Fund's Forms       |
| N-Q, as well as a description of the policies and procedures | | that the Fund uses to determine how to vote proxies (if any) | | relating to portfolio securities are available without charge | | (i) upon request, by calling 800 523-1918; (ii) on the Fund's |
| Web site at http://www.delawareinvestments.com; and              |
| (iii) on the Commission's Web site at http://www.sec.gov.        |
| The Fund's Forms N-Q may be reviewed and copied at the           |
| Commission's Public Reference Room in Washington, D.C.;          |
| information on the operation of the Public Reference Room        |
| may be obtained by calling 800 SEC-0330.                         |
|                                                                  |
| Information (if any) regarding how the Fund voted proxies        |
| relating to portfolio securities during the most recently        |
| disclosed 12-month period ended June 30 is available             |
| without charge (i) through the Fund's Web site at                |
| http://www.delawareinvestments.com; and (ii) on the              |
| Commission's Web site at http://www.sec.gov.                     |
|__________________________________________________________________|


Contact information

Investment Manager

Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

Principal Office of the Fund

2005 Market Street
Philadelphia, PA 19103

Independent Registered Public
Accounting Firm

Ernst & Young LLP
2001 Market Street
Philadelphia, PA 19103

Registrant and Stock Transfer
Agent

Mellon Investor Services, LLC
480 Washington Boulevard
Jersey City, NJ 07310
800 851-9677

For securities dealers and
financial institutions
representatives only

800 362-7500

Web site

www.delawareinvestments.com

 _______________________________________________________
|                                                       |
| Your Reinvestment Options                             |
|                                                       |
| Delaware Investments Dividend and Income Fund,        |
| Inc. offers an automatic dividend reinvestment        |
| program. If you would like to reinvest dividends, and |
| shares are registered in your name, contact Mellon    |
| Investor Services, LLC at 800 851-9677. You will      |
| be asked to put your request in writing. If you have  |
| shares registered in "street" name, contact the       |
| broker/dealer holding the shares or your financial    |
| advisor.                                              |
|_______________________________________________________|

                     [DELAWARE LOGO] [DDF LISTED NYSE LOGO]




(570)                                                         Printed in the USA
SA-DDF [5/06] CGI 7/06                                     MF-06-06-038  PO11116

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Applicable to Form N-CSRs filed after fiscal years ending on or after December 31, 2005.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

        Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

    (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

        Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Investments Dividend and Income Fund, Inc.


PATRICK P. COYNE
____________________
By: Patrick P. Coyne
Title: President and Chief Executive Officer
Date: August 3, 2006

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


PATRICK P. COYNE
____________________
By: Patrick P. Coyne
Title: President and Chief Executive Officer
Date: August 3, 2006


MICHAEL P. BISHOF
____________________
By: Michael P. Bishof
Title: Chief Financial Officer
Date: August 3, 2006